Recent Accounting Pronouncements - Adoption of New Accounting Standard (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Assets
Market risk benefits	[1]	$ 1,015		$ 539
Reinsurance recoverables	[1]	4,228		5,456
Deferred acquisition costs		2,759	[1]	2,821	[1]	$ 2,812	$ 2,673
Total assets	[1]	115,403		141,253
Liabilities:
Policyholder account balances, future policy benefits and claims	[1]	34,122		35,017
Market risk benefits	[1]	2,118		3,440
Liabilities	[1]	114,430		140,215
Shareholder's equity:
Accumulated deficit	[1]	(412)		(1,114)
Accumulated other comprehensive income (loss), net of tax	[1]	(1,084)		(317)
Total shareholder’s equity		973	[2]	1,038	[1]	3,577	3,518
Total liabilities and shareholder's equity	[1]	115,403		141,253
Revenues
Policy and contract charges		2,078	[3]	2,250	[3]	2,094
Total revenues		3,755	[3]	3,417	[3]	3,776
Benefits and expenses
Benefits, claims, losses and settlement expenses		236	[3]	(157)	[3]	1,805
Remeasurement (gains) losses of future policy benefit reserves		1	[3]	(52)	[3]	0
Change in fair value of market risk benefits		311	[3]	(113)	[3]	0
Amortization of deferred acquisition costs		241	[3]	245	[3]	264
Other insurance and operating expenses		682	[3]	751	[3]	665
Total benefits and expenses		2,244	[3]	1,379	[3]	3,383
Pretax income (loss)		1,511	[3]	2,038	[3]	393
Income tax provision (benefit)		209	[3]	316	[3]	(45)
Net income		1,302	[4]	1,722	[4]	438
RiverSource Life
Assets
Reinsurance recoverables, allowance for credit losses	[1]	23		11
Other assets	[1]	4,726		7,311
Liabilities:
Other liabilities	[1]	4,131		6,519
Previously Reported
Assets
Market risk benefits		0		0
Reinsurance recoverables		4,412		4,529
Deferred acquisition costs		3,141		2,757		2,508
Total assets		115,019		139,427
Liabilities:
Policyholder account balances, future policy benefits and claims		36,057		35,744
Market risk benefits		0		0
Liabilities		114,236		137,286
Shareholder's equity:
Accumulated deficit		(799)		(912)
Accumulated other comprehensive income (loss), net of tax		(887)		584
Total shareholder’s equity		783		2,141		3,313	$ 3,336
Total liabilities and shareholder's equity		115,019		139,427
Revenues
Policy and contract charges		2,091		2,304
Total revenues		3,768		3,471
Benefits and expenses
Benefits, claims, losses and settlement expenses		1,366		715
Remeasurement (gains) losses of future policy benefit reserves		0		0
Change in fair value of market risk benefits		0		0
Amortization of deferred acquisition costs		196		112
Other insurance and operating expenses		670		738
Total benefits and expenses		3,005		2,270
Pretax income (loss)		763		1,201
Income tax provision (benefit)		50		137
Net income		713		1,064
Previously Reported | RiverSource Life
Assets
Other assets		4,791		7,015
Liabilities:
Other liabilities		4,120		6,303
Adjustment
Assets
Market risk benefits		1,015		539
Reinsurance recoverables		(184)		927
Deferred acquisition costs		(382)		64		304
Total assets		384		1,826
Liabilities:
Policyholder account balances, future policy benefits and claims		(1,935)		(727)
Market risk benefits		2,118		3,440
Liabilities		194		2,929
Shareholder's equity:
Accumulated deficit		387		(202)
Accumulated other comprehensive income (loss), net of tax		(197)		(901)
Total shareholder’s equity		190		(1,103)		$ (1,900)
Total liabilities and shareholder's equity		384		1,826
Revenues
Policy and contract charges		(13)		(54)
Total revenues		(13)		(54)
Benefits and expenses
Benefits, claims, losses and settlement expenses		(1,130)		(872)
Remeasurement (gains) losses of future policy benefit reserves		1		(52)
Change in fair value of market risk benefits		311		(113)
Amortization of deferred acquisition costs		45		133
Other insurance and operating expenses		12		13
Total benefits and expenses		(761)		(891)
Pretax income (loss)		748		837
Income tax provision (benefit)		159		179
Net income		589		658
Adjustment | RiverSource Life
Assets
Other assets		(65)		296
Liabilities:
Other liabilities		$ 11		$ 216

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[3]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[4]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.